Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Accounts receivable - net	$ 1,806,792	$ 693,032	$ 265,738
Lease receivable asset	217,584	217,584	217,584
Prepaid	231,288	40,380
Heze Hongyuan Natural Gas Co	838,090
Inventory	527,949	462,192	557,820
Total Current Assets	3,797,475	2,605,504	1,456,027
Property and Equipment - Net	19,366	33,016	53,432
Goodwill	747,976	747,976	747,976
LWL Intangibles	1,468,709	1,468,709
Long Term Investment - Shuya	536,994
Long-term financing receivables - net	684,770	684,770	752,500
License	354,322	354,322	354,322
Patents	106,662	115,569	127,445
Right of use asset - long term	217,862	395,607	606,569
Other Assets	30,199	26,801	25,400
Total Non Current assets	4,147,494	3,793,754	2,667,644
Total Assets	7,964,334	6,432,274	4,123,671
Current Liabilities:
Accounts payable	651,769	606,814	1,544,544
Accrued Expenses	124,830	143,847	503,595
Customer Deposits	0	24,040	82,730
Warranty Liability	100,000	100,000	100,000
Deferred Revenue	33,000	33,000	33,000
Derivative Liability	269,663	256,683	2,008,802
Facility Lease Liability - current	246,081	213,474	249,132
Line of Credit	1,058,127	1,169,638	1,680,350
Notes payable - GE	2,540,016	2,498,076	2,442,154
Convertible Notes Payable (net of discount of $26,919 and $170,438 respectively)	2,495,158	1,193,341	541,426
Related Party Notes Payable	279,517	626,210	600,075
Total Current Liabilities	7,798,161	6,865,123	9,785,809
Long-Term Debt:
Related Party Notes Payable (net of discount of $0 and $0 Respectively	0	1,081,085	1,092,622
Notes payable - PPL			110,700
Facility Lease Liability - long term	0	207,778	373,112
Net Long-Term Debt	0	1,288,863	1,576,434
Total Liabilities	7,798,161	8,153,986	11,362,243
Commitments and contingencies
Stockholders’ (Deficit)
Preferred D stock, stated value $100 per share; 20,000 shares authorized; 7,500 shares and 7,500 shares issued and 0 and 4,500 outstanding as of December 31, 2020 and December 31, 2021, respectively			450,000
Common stock, $.001 par value; 2,000,000,000 shares authorized; 821,169,656 and 943,569,148 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively	1,482,978	943,569	821,171
Shares to be issued			61,179
Additional paid-in capital	17,690,269	14,777,708	9,080,560
Subscription Receivables	0
Accumulated Other Comprehensible Income	(243,135)
Accumulated deficit	(18,763,939)	(17,423,930)	(17,651,482)
Total Stockholders’ (Deficit)	166,173	(1,702,653)	(7,238,572)
Non-controlling interest	0	(19,059)
Total Stockholders’ (Deficit)	166,173	(1,721,712)	(7,238,572)
Total Liabilities and Stockholders’ Deficit	$ 7,964,334	$ 6,432,274	$ 4,123,671